John Hancock
California Tax-Free Income Fund
Quarterly portfolio holdings 2/28/2021

Fund’s investments
As of 2-28-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 99.2%				$207,643,419
(Cost $194,896,261)
California 97.1%				203,167,179
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,182,500
Burbank Unified School District Convertible Capital Appreciation Election 2013, GO (0.000% to 8-1-23, then 4.500% thereafter)	0.000	08-01-37	1,770,000	1,884,165
California Community Housing Agency Annadel Apartments, Series A (A)	5.000	04-01-49	1,000,000	1,125,730
California Community Housing Agency Essential Housing Revenue Stoneridge Apartments, Series A (A)	4.000	02-01-56	600,000	636,294
California Community Housing Agency Verdant at Green Valley Project, Series A (A)	5.000	08-01-49	1,000,000	1,130,250
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	1,570,000	1,572,025
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,585,905
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	500,000	580,280
California County Tobacco Securitization Agency Sonoma County Securitization Corp.	4.000	06-01-49	400,000	458,688
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Series A	4.000	06-01-49	1,000,000	1,139,960
California Educational Facilities Authority Pepperdine University	5.000	10-01-49	1,500,000	1,749,840
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,090,060
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-40	430,000	470,665
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-50	350,000	379,358
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-55	240,000	258,998
California Health Facilities Financing Authority Children's Hospital, Series A	5.000	08-15-47	1,000,000	1,161,580
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	1,000,000	1,128,460
California Health Facilities Financing Authority CommonSpirit Health Obligated Group, Series A	4.000	04-01-40	1,500,000	1,739,130
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,172,770
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,658,957
California Health Facilities Financing Authority Lucile Packard Children's Hospital, Series A	5.000	08-15-43	1,000,000	1,096,910
California Health Facilities Financing Authority Lucile Packard Children's Hospital, Series B	5.000	08-15-55	1,000,000	1,154,680
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,000,000	1,139,590
California Housing Finance Series A	4.250	01-15-35	978,560	1,121,988
California Municipal Finance Authority Channing House Project, Series A (B)	4.000	05-15-40	1,500,000	1,678,770
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,160,520
California Municipal Finance Authority LINXS APM Project, AMT	5.000	12-31-43	1,000,000	1,179,700
California Municipal Finance Authority Paradise Valley Estates Project, Series A (B)	5.000	01-01-49	1,500,000	1,788,255
2	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Retirement Housing Foundation Obligation Group, Series A	5.000	11-15-31	1,500,000	$1,840,845
California Municipal Finance Authority West Village Student Housing Project at UC Davis (B)	4.000	05-15-48	1,365,000	1,501,104
California Municipal Finance Authority Wineville School Project, Series A (B)	5.000	10-01-42	2,000,000	2,251,580
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	07-01-39	1,000,000	1,187,710
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	11-21-45	1,500,000	1,758,150
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	1,115,720
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	5,335,718
California Public Finance Authority Excelsior Charter Schools Project, Series A (A)	5.000	06-15-50	500,000	534,685
California Public Finance Authority Excelsior Charter Schools Project, Series A (A)	5.000	06-15-55	500,000	533,240
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	2,255,820
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-44	110,000	112,780
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	325,000	330,096
California School Finance Authority Aspire Public Schools (A)	5.000	08-01-46	1,275,000	1,422,084
California School Finance Authority Granada Hills Charter High School Obligated Group (A)	5.000	07-01-43	1,000,000	1,103,370
California School Finance Authority KIPP LA Project, Series A (A)	5.000	07-01-47	1,500,000	1,733,340
California State Public Works Board Various Capital Projects, Series C	5.000	11-01-44	1,000,000	1,245,340
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	2,500,000	2,856,725
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,885,000	2,219,682
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,485,000	1,686,737
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	250,000	283,360
California Statewide Communities Development Authority Front Porch Communities and Services, Series A	5.000	04-01-47	500,000	559,310
California Statewide Communities Development Authority Infrastructure Program Revenue, Series B	5.000	09-02-44	1,000,000	1,067,140
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	2,000,000	2,271,960
California Statewide Communities Development Authority Redwoods Project (B)	5.375	11-15-44	1,500,000	1,654,830
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	2,509,575
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	3,000,000	3,011,490
City of Belmont Library Project, Series A (B)	5.750	08-01-24	825,000	912,590
City of Irvine Community Facilities District, No. 2013-3 Great Park	5.000	09-01-49	2,000,000	2,209,860
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	1,000,000	1,097,000
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	1,795,000	1,799,631
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Long Beach Harbor Revenue, Series A	5.000	05-15-49	2,000,000	$2,394,720
City of Los Angeles Department of Airports Airport Revenue, Series C, AMT	5.000	05-15-35	1,000,000	1,273,870
City of Los Angeles Department of Airports Los Angeles International Airport, Series D, AMT	4.000	05-15-44	2,000,000	2,224,780
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	600,000	643,872
City of San Clemente Community Facilities District, No. 2006-1	5.000	09-01-46	1,965,000	2,179,676
City of San Mateo Community Facilities District, No. 2008-1 Bay Meadows	5.500	09-01-44	2,000,000	2,095,300
College of the Sequoias Tulare Area Improvement District No. 3 Election of 2008, Series B, GO (B)(C)	2.726	08-01-40	2,890,000	1,701,141
County of Sacramento Airport System Revenue	4.000	07-01-39	1,000,000	1,157,240
CSCDA Community Improvement Authority Essential Housing Revenue Parallel Anaheim, Series A (A)	4.000	08-01-56	1,000,000	1,079,560
CSCDA Community Improvement Authority Essential Housing Revenue Renaissance at City Center, Series A (A)	5.000	07-01-51	1,000,000	1,167,780
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,466,770
Foothill-Eastern Transportation Corridor Agency Toll Road Revenue, Series A	4.000	01-15-46	2,045,000	2,325,042
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-40	5,000,000	5,719,149
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-45	3,250,000	3,714,685
Golden State Tobacco Securitization Corp. Series A-1	3.500	06-01-36	1,785,000	1,818,290
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	1,610,000	1,665,304
Hastings Campus Housing Finance Authority California Campus Housing Revenue, Series A	5.000	07-01-45	1,000,000	1,138,960
Inland Valley Development Agency Series A	5.000	09-01-44	2,500,000	2,729,650
Liberty Union High School District Election 2016, Series B, GO	3.000	08-01-41	1,670,000	1,767,678
Los Angeles Community Facilities District Cascades Business Park	6.400	09-01-22	165,000	167,602
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A	4.000	06-01-35	250,000	302,935
Los Angeles County Public Works Financing Authority Series D	5.000	12-01-45	2,000,000	2,326,640
Los Angeles County Regional Financing Authority Montecedro, Inc. Project, Series A (B)	5.000	11-15-44	1,355,000	1,434,525
Los Angeles Department of Water Power Waterworks Revenue, Series A	5.000	07-01-50	1,000,000	1,260,540
Los Angeles Department of Water & Power Power Systems, Series D	5.000	07-01-44	1,000,000	1,133,560
Los Angeles Unified School District Series RYQ, GO	4.000	07-01-44	1,500,000	1,740,480
Lower Tule River Irrigation District Series A	5.000	08-01-28	875,000	1,063,484
Marin Healthcare District Election of 2013, GO	4.000	08-01-45	1,000,000	1,110,280
Metropolitan Water District of Southern California Series A	5.000	10-01-49	1,500,000	1,907,805
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,500,000	2,368,890
4	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	3,000,000	$3,508,110
Oakland Unified School District Series A, GO	5.000	08-01-40	1,500,000	1,722,810
Orange County Community Facilities District 2017-1 Esencia Village, Series A	5.000	08-15-47	2,000,000	2,321,560
Pacifica School District Series C, GO (B)(C)	1.131	08-01-26	1,000,000	940,010
Pasadena Area Community College District Certificates Participation Sarafian Building Project	4.000	08-01-51	1,000,000	1,058,950
Port of Los Angeles Series A, AMT	5.000	08-01-44	2,000,000	2,219,920
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	750,000	791,198
River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	1,250,000	1,395,375
River Islands Public Financing Authority Lathrop Irrigation District Electric Revenue (B)	4.000	09-01-35	1,125,000	1,319,018
Riverside County Transportation Commission Series A	5.750	06-01-48	1,000,000	1,089,420
Sacramento Municipal Utility District Electric Revenue, Series H	4.000	08-15-45	2,000,000	2,338,380
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-44	1,000,000	1,149,960
San Diego Public Facilities Financing Authority Series A	3.000	08-01-49	1,500,000	1,599,645
San Diego Public Facilities Financing Authority Series A	4.000	08-01-45	500,000	590,880
San Diego Unified School District Series I, GO (C)	3.594	07-01-39	1,250,000	648,150
San Francisco Bay Area Rapid Transit District Election 2016, Series C1, GO	3.000	08-01-50	1,500,000	1,562,985
San Francisco City & County Airport Commission International Airport Revenue, Second Series 2020-B	4.000	05-01-37	1,000,000	1,175,890
San Francisco City & County Airport Commission Series E, AMT	5.000	05-01-50	1,500,000	1,795,695
San Francisco City & County Airport Commission Special Facilities Lease, SFO Fuel Company LLC, Series A, AMT	5.000	01-01-47	2,000,000	2,377,440
San Francisco City & County Public Utilities Commission Power Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,726,095
San Francisco City & County Redevelopment Successor Agency Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,267,463
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	1,000,000	1,105,640
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	2,500,000	2,778,850
San Mateo Joint Powers Financing Authority Capital Projects Program (B)	5.000	07-01-21	925,000	939,689
Santa Ana Financing Authority Police Administration & Holding Facility, Series A (B)	6.250	07-01-24	4,115,000	4,560,778
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility, Series A (B)	6.250	07-01-24	4,115,000	4,557,321
Santa Margarita Water District Community Facilities District, No. 2013-1	5.625	09-01-43	745,000	808,221
Santee School District Election of 2006, Series E, GO (B)(C)	3.030	05-01-51	1,530,000	613,652
South Orange County Public Financing Authority Series A	5.000	08-15-33	1,000,000	1,037,380
South Orange County Public Financing Authority Series A	5.000	08-15-34	450,000	466,596
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Southern California Public Power Authority Apex Power Project, Series A	5.000	07-01-38	1,000,000	$1,130,390
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	2,000,000	2,457,460
State of California Construction Bonds, GO	5.000	10-01-49	1,000,000	1,240,190
State of California Various Purpose, GO	3.000	03-01-50	1,500,000	1,567,140
State of California Various Purpose, GO	5.000	04-01-32	2,000,000	2,720,740
Sweetwater Union High School District Ad Valorem Property Tax, GO	4.000	08-01-42	500,000	535,090
Tobacco Securitization Authority of Northern California Tobacco Settlement Revenue, Senior Bonds, Series B1	4.000	06-01-49	750,000	844,590
Transbay Joint Powers Authority Tax Allocation, Series A	5.000	10-01-32	345,000	437,598
Turlock Irrigation District Electricity, Power & Light Revenues	5.000	01-01-41	1,000,000	1,269,040
University of California Series AZ	5.000	05-15-48	1,500,000	1,826,610
West Covina Community Development Commission Successor Agency Fashion Plaza	6.000	09-01-22	1,565,000	1,651,732
William S. Hart Union High School District Community Facilities District, No. 2015-1	5.000	09-01-47	1,000,000	1,111,810
Puerto Rico 2.1%				4,476,240
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	2.567	07-01-31	1,500,000	1,149,960
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (C)	4.712	07-01-46	2,500,000	765,475
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	1,500,000	1,633,395
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	927,410
Total investments (Cost $194,896,261) 99.2%				$207,643,419
Other assets and liabilities, net 0.8%				1,588,134
Total net assets 100.0%				$209,231,553

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

Insurance coverage	As a % of total investments
National Public Finance Guarantee Corp.	5.3
California Mortgage Insurance	3.2
Build America Mutual Assurance Company	1.8
Assured Guaranty Municipal Corp.	1.8
Ambac Financial Group, Inc.	0.4
TOTAL	12.5
The fund had the following sector composition as a percentage of net assets on 2-28-21:
General obligation bonds	9.3%
6	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Revenue bonds	89.9%
Other revenue	15.3%
Health care	14.3%
Facilities	12.1%
Tobacco	11.8%
Transportation	7.3%
Education	6.7%
Airport	6.1%
Development	5.0%
Housing	4.9%
Utilities	3.5%
Water and sewer	2.4%
Pollution	0.5%
Other assets and liabilities, net	0.8%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of February 28, 2021, all investments are categorized as Level 2 under the hierarchy described above.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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